Pensions (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($) Participant	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Pensions [Abstract]
Number of participants in benefit plan | Participant		12
Defined Benefit Pension Plan [Abstract]
Minimum age to entitled 70% of base salary at retirement date		67 years
Percentage of base salary entitled at retirement date		70.00%
Calculation of Annual Pension Costs [Abstract]
Current service cost		$ 293	$ 406	$ 403
Financial costs		9	14	10
Pension costs for the year		302	420	413
Pension liability recorded in balance sheet [Abstract]
Present value of the defined benefit obligation		1,793	2,494	1,971
Fair value of plan assets		(1,362)	(1,788)	(1,614)
Net pension obligation		431	707	357
Remeasurement loss/(gain)		181	(287)	182
Net balance sheet recorded pension liability		612	420	539
Change in Gross Pension Obligation [Abstract]
Gross obligation January 1		1,439	2,090	1,708
Current service cost		289	401	398
Interest charge on pension liabilities		31	54	42
Past service cost - curtailment/plan amendment		0	0	0
Settlement (gain)		0	0	0
Social security expenses		(37)	(31)	(57)
Remeasurements loss/(gain)		73	(1,055)	119
Exchange rate differences		71	(21)	(119)
Gross pension obligation December 31		1,866	1,439	2,090
Change in Gross Pension Assets [Abstract]
Fair value plan asset January 1		1,019	1,551	1,282
Interest income		18	36	27
Settlement		0	0	0
Employer contribution		266	216	404
Remeasurements (loss)/gain		(108)	(768)	(63)
Exchange rate differences		58	(16)	(99)
Fair value plan assets December 31		1,254	$ 1,019	$ 1,551
Estimated contribution to pension plan in 2021		$ 234
Assumptions [Abstract]
Discount rate		1.70%	2.30%	2.60%
Yield on pension assets		1.70%	2.30%	2.60%
Wage growth		2.25%	2.25%	2.75%
G regulation	[1]	2.00%	2.00%	2.50%
Pension adjustment		0.00%	0.50%	0.80%
Average remaining service period		19 years	19 years	18 years

[1]	Increase of social security base amount ("G") as per Norwegian regulations.